Income Tax - Summary Of Temporary Difference, Unused Tax Losses And Unused Tax Credits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 279,401	R$ 140,400	R$ 219,668	R$ 171,074
Deferred tax expense (income)	139,001	(79,268)	48,594
Deferred tax assets	284,533	152,425
Deferred tax liabilities	(5,132)	(12,025)
Tax Losses Carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	17,146	55,358
Deferred tax expense (income)	(38,212)	37,774	17,584
Goodwill on Business Combinations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22,303	59,993
Deferred tax expense (income)	(37,690)	(56,789)	(51,327)
Provisions for IFAs Commissions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	68,041	31,031
Deferred tax expense (income)	37,010	4,744	26,156
Revaluations of Financial Assets at Fair Value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	25,259	1,397
Deferred tax expense (income)	23,862	(2,427)	4,030
Expected Credit Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	5,666	3,079
Deferred tax expense (income)	2,587	(2,345)	4,329
Financial Instruments Taxed on Redemption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(13,041)
Deferred tax expense (income)	13,041	(6,230)	(6,811)
Profit Sharing Plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	141,136
Deferred tax expense (income)	141,136
Net Gain on Hedge Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(36,384)	(1,441)
Deferred tax expense (income)	(34,943)	(51,423)	49,382
ShareBase Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2,950
Deferred tax expense (income)	2,950
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	33,284	4,024
Deferred tax expense (income)	R$ 29,260	R$ (2,572)	R$ 5,251